SEMI-ANNUAL SERVICER’S CERTIFICATE

Dated as of November 23, 2022

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of May 10, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Wildfire Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the December 1, 2022 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: June 1, 2022 to December 1, 2022

Payment Date: December 1, 2022

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for June Collection Period	$ 405,796.61
	b.	Estimated Fixed Recovery Charges Remitted for July Collection Period	8,206,455.37
	c.	Estimated Fixed Recovery Charges Remitted for August Collection Period	29,420,016.30
	d.	Estimated Fixed Recovery Charges Remitted for September Collection Period	33,483,886.69
	e.	Estimated Fixed Recovery Charges Remitted for October Collection Period	33,449,347.98
	f.	Estimated Fixed Recovery Charges Remitted for November Collection Period [1]	21,279,125.09
i.	Total Estimated Fixed Recovery Charge Remittances		$ 126,244,628.04
ii.	Investment Earnings on Collection Account
	iii.	Investment Earnings on Capital Subaccount	120,044.57
	iv.	Investment Earnings on Excess Funds Subaccount	-
	v.	Investment Earnings on General Subaccount	353,656.47
vi.	General Subaccount Balance (sum of i through y above)		$ 126,598,284.51
vii.	Excess Funds Subaccount Balance as of Prior Payment Date		-
viii.	Capital Subaccount Balance as of Prior Payment Date		$ 18,000,000.10
ix.	Collection Account Balance (sum of vi through vii above)		$ 126,598,284.51

2	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 540,000,000.00
ii.	Tranche A-2 Outstanding Amount		540,000,000.00
iii.	Tranche A-3 Outstanding Amount		360,000,000.00
iv.	Tranche A-4 Outstanding Amount		1,260,000,000.00
v.	Tranche A-5 Outstanding Amount		900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		$ 3,600,000,000.00

3	Required Funding/Payments as of Current Payment Date:		$ 120,675,214.00

[1] Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e., Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

	Principal	Principal Due
i.	Tranche A-1	$ 33,388,954.00
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Tranche A-4	-
v.	Tranche A-5	-
vi.	For all Tranches of Recovery Bonds:	$ 33,388,954.00

Interest Tranche Interest Rate Days in Interest Period [1]	Principal	Interest Due
v. Tranche A-1 3.594% 201 $ 540,000,000	$ 10,835,910.00
vi. Tranche A-2 4.263% 201 540,000,000	12,852,945.00
vii. Tranche A-3 4.377% 201 360,000,000	8,797,770.00
vii. Tranche A-4 4.451% 201 1,260,000,000	31,312,785.00
vii. Tranche A-5 4.674% 201 900,000,000	23,486,850.00
viii. For all Tranches of Recovery Bonds:	$ 87,286,260.00

Required Level	Funding Required
ix. Capital Subaccount	$ 18,000,000.00	$ -

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture [2]
i. Indenture Trustee Fees and Expenses; Indemnity Amount	$ 8,500.00
ii. Servicing Fe	1,005,000.00
iii. Administration Fe	55,833.00
iv. Other Ongoing Financing Costs Expense	111,500.00
v. Semi-Annual Interest (including any past-due for prior periods	87,286,260.00
vi. Return on PG&E Capital Contribution and any remittance of unpaid upfront financing cost	$ 450,441.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment	$ 10,835.91	$ 10,835,910.00
2	Tranche A-2 Interest Payment	12,852.95	12,852,945.00
3	Tranche A-3 Interest Payment	8,797.77	8,797,770.00
4	Tranche A-4 Interest Payment	31,312.79	31,312,785.00
5	Tranche A-5 Interest Payment	$ 23,486.85	$ 23,486,850.00

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate
[2] Subject to $200,000 cap per annum

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 3,600,000,000.00

Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Principal Payment	$ 33,388.95	$ 33,388,954.00
2	Tranche A-2 Principal Payment	-	-
3	Tranche A-3 Principal Payment	-	-
4	Tranche A-4 Principal Payment	-	-
5	Tranche A-5 Principal Payment	-	-
viii.	Semi-Annual Principal	33,388,954.00
ix.	Deposit to Excess Funds Subaccount	4,291,796.51
x.	Released to Issuer upon Retirement of all Notes	-
xi.	Aggregate Remittances as of Current Payment Date	$ 126,244,628.04

5	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$ -
ii.	Capital Subaccount	-
iii.	Total Withdrawals	$ -

6	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 506,611,046.00
ii.	Tranche A-2	540,000,000.00
iii.	Tranche A-3	360,000,000.00
iv.	Tranche A-4	1,260,000,000.00
v.	Tranche A-5	900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	$ 3,566,611,046.00
vii.	Excess Funds Subaccount Balance	4,291,796.51
viii.	Capital Subaccount Balance	18,120,044.67
ix.	Aggregate Collection Account Balance	$ 22,411,841.18

7	Shortfalls in Interest and Principal Payments as of Current Payment Date
i.	Semi-annual Interest
Tranche A-1 Interest Payment	$ -
Tranche A-2 Interest Payment	-
Tranche A-3 Interest Payment	-
Tranche A-4 Interest Payment	-
Tranche A-5 Interest Payment	-
ii.	Semi-Annual Principal

		Tranche A-1 Principal Payment	-
		Tranche A-2 Principal Payment	-
		Tranche A-3 Principal Payment	-
		Tranche A-4 Principal Payment	-
		Tranche A-5 Principal Payment	-

8	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:
PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MARGARET K. BECKER
Margaret K. Becker
Vice President and Treasurer